Matthews Pacific Tiger Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.7%

	Shares	Value
CHINA/HONG KONG: 51.4%
Alibaba Group Holding, Ltd. ADR[b]	2,255,700	$438,688,536
Tencent Holdings, Ltd.	7,567,800	374,058,293
China Resources Land, Ltd.	73,938,000	301,777,478
AIA Group, Ltd.	31,026,800	277,833,851
China Resources Beer Holdings Co., Ltd.	52,131,775	236,315,476
Ping An Insurance Group Co. of China, Ltd. H Shares	20,434,000	199,563,780
Hong Kong Exchanges & Clearing, Ltd.	6,114,000	183,171,224
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	43,074,808	179,967,291
Kweichow Moutai Co., Ltd. A Shares	917,973	142,637,774
Guotai Junan Securities Co., Ltd. H Sharesc,d,†	81,045,000	119,594,519
Yum China Holdings, Inc.	2,394,177	102,063,766
Fuyao Glass Industry Group Co., Ltd. H Sharesc,d,†	44,089,600	93,670,025
China International Travel Service Corp., Ltd. A Shares	8,804,078	82,446,650
China East Education Holdings, Ltd.[b,c,d]	50,787,000	81,583,781
ENN Energy Holdings, Ltd.	7,155,000	69,312,253
Wuxi Biologics Cayman, Inc.[b,c,d]	5,392,000	67,323,930
Jiangsu Hengrui Medicine Co., Ltd. A Shares	4,504,417	57,811,277
Tencent Music Entertainment Group ADR[b]	4,655,200	46,831,312
Midea Group Co., Ltd. A Shares	6,849,647	46,344,734
Topsports International Holdings, Ltd.[c,d]	41,773,000	43,296,656
Dairy Farm International Holdings, Ltd.	9,405,046	43,258,218
Midea Group Co., Ltd. A Shares	4,206,937	28,468,563
Airtac International Group	321,000	4,733,238

Total China/Hong Kong		3,220,752,625

INDIA: 12.8%
Housing Development Finance Corp., Ltd.	6,719,550	145,037,096
HDFC Bank, Ltd.	12,446,818	141,845,702
Kotak Mahindra Bank, Ltd.	7,671,942	130,950,969
Dabur India, Ltd.	21,117,482	125,428,853
Titan Co., Ltd.	9,015,327	111,039,226
Tata Power Co., Ltd.†	180,316,487	78,037,453
Container Corp. of India, Ltd.	16,080,979	70,340,426

Total India		802,679,725

SOUTH KOREA: 10.9%
Samsung Electronics Co., Ltd.	7,492,883	291,334,670
NAVER Corp.	1,472,642	204,747,921
Orion Holdings Corp.†	5,156,566	50,857,615
Cheil Worldwide, Inc.	3,033,707	39,312,935
DB Insurance Co., Ltd.	1,156,920	32,781,803
Hanon Systems	4,206,299	30,545,686
NCSoft Corp.	53,723	28,672,223
Hugel, Inc.[b]	27,266	7,509,662

Total South Korea		685,762,515

TAIWAN: 7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	16,200,000	145,837,525
President Chain Store Corp.	14,521,608	135,759,360
Delta Electronics, Inc.	22,843,182	90,409,117
MediaTek, Inc.	4,981,000	53,462,209

	Shares	Value
Realtek Semiconductor Corp.	4,194,000	$30,108,282

Total Taiwan		455,576,493

INDONESIA: 7.0%
PT Bank Central Asia	80,387,100	135,445,769
PT Indofood CBP Sukses Makmur	181,522,600	113,221,344
PT Telekomunikasi Indonesia Persero	518,840,700	100,767,519
PT Mitra Keluarga Karyasehat[d]	362,732,700	47,720,116
PT Surya Citra Media	533,163,200	25,326,208
PT Telekomunikasi Indonesia Persero ADR	869,659	16,740,936

Total Indonesia		439,221,892

PHILIPPINES: 2.4%
SM Prime Holdings, Inc.	164,670,771	91,448,919
GT Capital Holdings, Inc.	7,000,953	55,861,924

Total Philippines		147,310,843

SWITZERLAND: 2.3%
DKSH Holding AG	2,889,869	142,642,075

Total Switzerland		142,642,075

THAILAND: 1.9%
Central Pattana Public Co., Ltd.	93,440,800	119,972,230

Total Thailand		119,972,230

VIETNAM: 1.6%
Vietnam Dairy Products JSC	25,995,440	99,281,512

Total Vietnam		99,281,512

MALAYSIA: 1.1%
IHH Healthcare BHD	47,676,300	56,630,130
IHH Healthcare BHD	11,543,000	13,946,601

Total Malaysia		70,576,731

TOTAL INVESTMENTS: 98.7%		6,183,776,641
(Cost $5,045,039,106)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		81,692,200

NET ASSETS: 100.0%		$6,265,468,841

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Matthews Pacific Tiger Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $405,468,911, which is 6.47% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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